RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related party transaction
Amount due from related parties	$ 18,219		¥ 98,453		¥ 118,537
Due to related party			11,058		36,890
Loan payment	17,399	¥ 113,206	39,387	¥ 1,386
Loan collection	$ 18,421	119,855	9,285	1,522
Sheen Star
Related party transaction
Amount due from related parties			37,060		39,172
Interest income from related party			2,060
Loan payment			35,000
Accor
Related party transaction
Amount due from related parties			4,052		2,040
Due to related party			6,019		6,684
Accor | Service fee
Related party transaction
Revenue from related parties		7,729	4,052
Accor | Brand use fee, reservation fee and other related service fee
Related party transaction
Expenses with related parties		10,786	6,019
Cjia
Related party transaction
Amount due from related parties			50,365		15,460
Loan payment		84,950
Cjia | Goods sold and service provided
Related party transaction
Revenue from related parties		8,486	353
Cjia | Chengjia Hotel Management Co., Ltd.
Related party transaction
Consideration from sale of subsidiary			10,000
Ctrip
Related party transaction
Amount due from related parties			3,203		31,754
Due to related party			3,291		28,651
Ctrip | Marketing and training fee
Related party transaction
Revenue from related parties		23,659	12,667
Ctrip | Commission expenses
Related party transaction
Expenses with related parties		76,792	44,119	¥ 17,740
CREATER
Related party transaction
Amount due from related parties					26,979
Loan payment		¥ 26,979
Others
Related party transaction
Amount due from related parties			3,773		3,132
Due to related party			¥ 1,748		¥ 1,555